Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
LEASES
NOTE 15:    LEASES

Chartered-out:

The future minimum contractual lease income (charter-out rates is presented net of commissions), including revenue for vessels expected to be delivered in 2015 for which a charter party has been concluded, is as follows:

Amount
2015	$171,682
2016	71,888
2017	28,591
2018	11,644
2019	2,192
Thereafter	—

Total minimum lease revenue, net of commissions	$285,997

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.